Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2019	Jan. 10, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001		$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	39,922,899		34,291,905
Common stock, shares outstanding	39,922,899		34,291,905
Subscriptions receivable, shares			6,012,500